2. Going Concern (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating Loss	$ (20,838)
Accumulated Deficit	$ (25,508)	$ (4,670)